UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washingoton, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  9/30/2008
Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (Check only one):      [ ] is a restatement
				        [ ] adds a new holdings entries

Institutional Investment Manager Filing this Report:

Name:      PROXIMA ALFA INVESTMENTS (USA) LLC
Address:   623 FIFTH Avenue 14th Floor
                New York, NY 10022

Form 13F File Number: 28-11948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Werner Graser
Title: Chief Compliance Officer
Phone: (212) 754-9757

Signature, Place, and Date of Signing:

__________________________   _________________________   ___________
          [Signature]			[City, State]		   [Date]

Report Type (Check only one)

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of the reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: 292480
                                       (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all insitutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8

									Voting Authority
Name of Issuer	Title of Class	CUSIP	" Value
(x$1000) "	 SHS 	"SH/
PRN"	"PUT/
CALL"	"Investment
Discretion"	"Other
Managers"	Sole	Shared	None
ENERGY XXI BERMUDA COM SHS	G10082108	675 	200292	SH 		Y	N	Y	N	None
MARKET VECTORS-   COAL ETF  	57060U837	3455 	108729	SH 		Y	N	Y	N	None
JA SOLAR HOLDINGS SPON ADR      466090107	1007 	96411	SH 		Y	N	Y	N	None
REX ENERGY CORP        COM   	761565100	1183 	76448	SH 		Y	N	Y	N	None
ARENA RESOURCES INC    COM	040049108	2186 	61503	SH 		Y	N	Y	N	None
PETROHAWK ENERGY CORP  COM	716495106	1206 	54128	SH 		Y	N	Y	N	None
OIL STATES INTERN      COM	678026105	414 	10910	SH 		Y	N	Y	N	None
NUCOR CORP             COM	670346105	390 	8820	SH 		Y	N	Y	N	None
UNITED STATES STEEL    COM	912909108	253 	2620	SH 		Y	N	Y	N	None
DRYSHIPS INC           SHS	Y2109Q101	2 	50	SH 		Y	N	Y	N	None


Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8

									Voting Authority
Name of Issuer	Title of Class	CUSIP	" Value
(x$1000) "	 SHS 	"SH/
PRN"	"PUT/
CALL"	"Investment
Discretion"	"Other
Managers"	Sole	Shared	None
OIL STATES INTERN	COM	678026105	1017 	28776 	SH		Y	N	Y	N	None
HELMERICH & PAYNE      	COM	423452101	1323 	30628 	SH		Y	N	Y	N	None
POTASH CORP OF SASKAT  	COM	73755L107	4098 	31045 	SH		Y	N	Y	N	None
NUCOR CORP            	COM	670346105	3089 	78214 	SH		Y	N	Y	N	None
GOLDCORP INC           	COM	380956409	2549 	80601 	SH		Y	N	Y	N	None
WALTER INDUSTRIES INC  	COM	93317Q105	4800 	101158 	SH		Y	N	Y	N	None
NATIONAL OILWELL VARCO 	COM	637071101	6397 	127362 	SH		Y	N	Y	N	None
ARENA RESOURCES INC     COM	040049108	6142 	158098 	SH		Y	N	Y	N	None
PETROHAWK ENERGY CORP  	COM	716495106	3891 	179885 	SH		Y	N	Y	N	None
REX ENERGY CORP        	COM	761565100	3541 	224677 	SH		Y	N	Y	N	None
JA SOLAR HOLDINGS      SPADR	466090107	4458 	423007 	SH		Y	N	Y	N	None



Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8

									Voting Authority
Name of Issuer	Title of Class	CUSIP	" Value
(x$1000) "	 SHS 	"SH/
PRN"	"PUT/
CALL"	"Investment
Discretion"	"Other
Managers"	Sole	Shared	None
OIL STATES INTERN 	COM	678026105	164	4636 	SH 		Y	N	Y	N 	None
HELMERICH & PAYNE    CK	COM	423452101	213	4935 	SH 		Y	N	Y	N 	None
POTASH CORP OF SASKAN  	COM	73755L107	660	5000 	SH 		Y	N	Y	N 	None
NUCOR CORP            	COM	670346105	493	12480 	SH 		Y	N	Y	N 	None
GOLDCORP INC            COM	380956409	411	12987 	SH 		Y	N	Y	N 	None
WALTER INDUSTRIES INC   COM	93317Q105	773	16299 	SH 		Y	N	Y	N 	None
NATIONAL OILWELL VARCO 	COM	637071101	1031	20521 	SH 		Y	N	Y	N 	None
ARENA RESOURCES INC	COM	040049108	990	25473 	SH 		Y	N	Y	N 	None
PETROHAWK ENERGY CORP  	COM	716495106	624	28830 	SH 		Y	N	Y	N 	None
REX ENERGY CORP         COM	761565100	571	36200 	SH 		Y	N	Y	N 	None
JA SOLAR HOLDINGS      SPADR	466090107	718	68156 	SH 		Y	N	Y	N 	None


Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8
Name of Issuer	Title of Class	CUSIP	" Value
(x$1000) "	 SHS 	"SH/
PRN"	"PUT/
CALL"	"Investment
Discretion"
ARENA RESOURCES        COM	040049108	4299 	110652 	SH 		Y	N	Y	N	None
GOLDCORP INC 	       COM	380956409	1784 	56412 	SH 		Y	N	Y	N	None
PETROHAWK ENERGY CORP  COM	716495106	2577 	119142 	SH 		Y	N	Y	N	None
HELMERICH & PAYNE      COM	423452101	926 	21436 	SH 		Y	N	Y	N	None
JA SOLAR HOLDINGS     SPADR	466090107	3120 	296062 	SH 		Y	N	Y	N	None
NATIONAL OILWELL VARCO COM	637071101	4478 	89141 	SH 		Y	N	Y	N	None
NUCOR CORP 	       COM	670346105	2013 	50950 	SH 		Y	N	Y	N	None
OIL STATES INTERN      COM	678026105	712 	20140 	SH 		Y	N	Y	N	None
POTASH CORP OF SASKA   COM	73755L107	2869 	21730 	SH 		Y	N	Y	N	None
REX ENERGY CORP        COM	761565100	2478 	157251 	SH 		Y	N	Y	N	None
THOMPSON CREEK METALS  COM	884768102	4354 	441559 	SH 		Y	N	Y	N	None
WALTER INDUSTRIES INC  COM	93317Q105	3360 	70801 	SH 		Y	N	Y	N	None







Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8
Name of Issuer	Title of Class	CUSIP	" Value
(x$1000) "	 SHS 	"SH/
PRN"	"PUT/
CALL"	"Investment
Discretion"
PSYCHIATRIC SOL INC   	COM	74439H108	695 	18306 	SH 		Y	N	Y	N	None
ITT EDUCATIONAL SERVC  	COM	45068B109	3253 	40200 	SH 		Y	N	Y	N	None
GOLDMAN SACHS GROUP    	COM	38141G104	8320 	65000 	SH 		Y	N	Y	N	None
VF CORP         	COM	918204108	6565 	84916 	SH 		Y	N	Y	N	None
UNITEDHEALTH GROUP INC  COM	91324P102	2260 	89000 	SH 		Y	N	Y	N	None
PETROLEO BRASILEIRO    SPADR	71654V408	3956 	90000 	SH 		Y	N	Y	N	None
BURLINGTON NORTHERN SA 	COM	12189T104	8966 	97000 	SH 		Y	N	Y	N	None
GILEAD SCIENCES INC     COM	375558103	4563 	100000 	SH 		Y	N	Y	N	None
INTL BUSINESS MACHINES  COM	459200101	11696 	100000 	SH 		Y	N	Y	N	None
LORILLARD INC           COM	544147101	7115 	100000 	SH 		Y	N	Y	N	None
WATSON WYATT WORLDWIDE 	COM	942712100	4973 	100000 	SH 		Y	N	Y	N	None
WESTERN REFINING INC   	COM	959319104	1150 	113700 	SH 		Y	N	Y	N	None
ANSYS INC              	COM	03662Q105	5519 	145742 	SH 		Y	N	Y	N	None
GENERAL MILLS INC       COM	370334104	10308 	150000 	SH 		Y	N	Y	N	None
TARGET CORP             COM	87612E106	7358 	150000 	SH 		Y	N	Y	N	None
SCHWAB (CHARLES) CORP   COM	808513105	4160 	160000 	SH 		Y	N	Y	N	None
BRASIL TELECOM SA-ADR  SPADR	10553M101	3507 	160289 	SH 		Y	N	Y	N	None
PARTNER COMMUNICATIONS	ADR	70211M109	3158 	171452 	SH 		Y	N	Y	N	None
NRG ENERGY INC          COM	629377508	4495 	181619 	SH 		Y	N	Y	N	None
AMERIPRISE FINANCIAL   	COM	03076C106	7640 	200000 	SH 		Y	N	Y	N	None
MORGAN STANLEY          COM	617446448	4600 	200000 	SH 		Y	N	Y	N	None
AT&T INC                COM	00206R102	5863 	210000 	SH 		Y	N	Y	N	None
BANK OF AMERICA CORP  	COM	060505104	8750 	250000 	SH 		Y	N	Y	N	None
AMERICREDIT            	COM	03060R101	2603 	257000 	SH 		Y	N	Y	N	None
WELLCARE HEALTH PLANS  	COM	94946T106	9451 	262540 	SH 		Y	N	Y	N	None
PDL BIOPHARMA INC      	COM	69329Y104	2793 	300000 	SH 		Y	N	Y	N	None
US BANCORP              COM	902973304	10806 	300000 	SH 		Y	N	Y	N	None
WELLS FARGO & CO        COM	949746101	11259 	300000 	SH 		Y	N	Y	N	None
KONINKIJKE KPN NV     SPADR	780641205	4507 	317400 	SH 		Y	N	Y	N	None
AUTONATION INC          COM	05329W102	4727 	420600 	SH 		Y	N	Y	N	None
CARMAX INC              COM	143130102	6213 	443800 	SH 		Y	N	Y	N	None
BORDERS GROUP INC      	COM	099709107	3182 	485000 	SH 		Y	N	Y	N	None
KRAFT FOODS INC-A       COM	50075N104	16375 	500001 	SH 		Y	N	Y	N	None






